Loss per share (Details Narrative) - shares	2 Months Ended	3 Months Ended	5 Months Ended
	Feb. 15, 2023	Mar. 24, 2023	May 26, 2023
Loss Per Share
Share description	company completed a private placement for the sale of (i)8,125 ADSs (3,250,200 Ordinary Shares), (ii) 32,327 ADSs (12,931,020 Ordinary Shares) issuable upon the exercise of Series A warrants, (iii) 48,491 ADSs (19,396,530 Ordinary Shares) issuable upon the exercise of Series B warrants, and (iv) 155,461 ADSs (62,184,525 Ordinary Shares) issuable upon the exercise of pre-funded warrants, subject to certain reset provisions set forth in the Pre-Funded Warrants, at an initial purchase price of $185.60 per ADS, for aggregate gross proceeds of approximately $6.0 million.		company completed a Registered Direct Offering for the sale of (i) 276,699 ADSs (110,679,610 Ordinary Shares), (ii) 415,043 ADSs (166,017,300 Ordinary Shares) issuable upon the exercise of Series C warrants, and (iii) 276,689 ADSs (110,675,600 Ordinary Shares) issuable upon the exercise of Series C warrants, at an initial price per ADS of $12.00, for aggregate gross proceeds of $3.32 million. The issuance of the Series C warrants and Series D warrants issuable was subject to shareholder approval at a general meeting on 14 June 2023.
Number of warrants exercisable		1,562
Ordinary shares issued		625,000